9. COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commitments And Contingencies Details Narrative
Rent and real estate tax expense	$ 736,700	$ 337,500